N-2	Oct. 10, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001372807
Amendment Flag	false
Securities Act File Number	814-00735
Document Type	8-K
Entity Registrant Name	BCP Investment Corporation
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Notes Offering
On October 10, 2025, BCP Investment Corporation (the “Company”) entered into a note purchase agreement (the “Note Purchase Agreement”), by and among the Company and each purchaser named therein (the “Purchasers”), in connection with the issuance and sale of $35,000,000 in aggregate principal amount of the Company’s 7.50% notes due 2028 (the “2028 Notes”) and $75,000,000 in aggregate principal amount of the Company’s 7.75% notes due 2030 (the “2030 Notes”, and, together with the 2028 Notes, the “Notes”), pursuant to an effective shelf registration statement on Form
N-2
(File
No. 333-283443),
as amended, which was declared effective on February 10, 2025.

The Company intends to use the net proceeds of the offering to redeem in full its 4.875% Notes due 2026 (the “2026 Notes”) and to pay down existing indebtedness.
In conjunction therewith, the Company and U.S. Bank Trust Company, National Association (the “Trustee”) entered into a Fourth Supplemental Indenture relating to the 2028 Notes (the “Fourth Supplemental Indenture”) and a Fifth Supplemental Indenture relating to the 2030 Notes (the “Fifth Supplemental Indenture”, and, together with the Fourth Supplemental Indenture, the “Supplemental Indentures”), which supplement that certain Base Indenture, dated as of October 10, 2012 (as may be further amended, supplemented or otherwise modified from time to time, the “Base Indenture” and, together with the Supplemental Indentures, the “Indenture”).
The 2028 Notes will mature on October 15, 2028 and the 2030 Notes will mature on October 15, 2030. The 2028 Notes may be redeemed in whole or in part at the Company’s option at any time or from time to time prior to July 15, 2028 at par value plus a “make-whole” premium calculated in accordance with the terms under “optional redemption” in the Indenture and at par value on July 15, 2028 or thereafter and the 2030 Notes may be redeemed in whole or in part at the Company’s option at any time or from time to time prior to April 15, 2030 at par value plus a “make-whole” premium calculated in accordance with the terms under “optional redemption” in the Indenture and at par value on April 15, 2030 or thereafter.
The 2028 Notes bear interest at the rate of 7.50% per year and the 2030 Notes bear interest at the rate of 7.75% per year, each payable semi-annually on April 30 and October 30 of each year, commencing on October 30, 2025. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Sections 18(a)(1)(A) and 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. Additionally, the Company has agreed to use its commercially reasonable efforts to maintain a rating of the Notes from a rating agency, as defined in the Indenture, as long as the Notes are outstanding. These covenants are subject to important limitations and exceptions that are described in the Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the Indenture, the Company will generally be required to make an offer to purchase the outstanding Notes at a price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest to the repurchase date. Also, on the occurrence of an “Interest Rate Adjustment Event,” as defined in the Indenture, the Notes will bear interest at a fixed rate per annum which is 0.75% in excess of the initial rate of the Notes, as applicable, from the date of the occurrence of the Interest Rate Adjustment Event to and until the date on which the Interest Rate Adjustment Event is no longer continuing.
The foregoing description of the Notes does not purport to be complete and is qualified in its entirety by reference to the full text of the Note Purchase Agreement and Indenture, filed as exhibits hereto and incorporated by reference herein.

Long Term Debt, Dividends and Covenants [Text Block]	The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Sections 18(a)(1)(A) and 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. Additionally, the Company has agreed to use its commercially reasonable efforts to maintain a rating of the Notes from a rating agency, as defined in the Indenture, as long as the Notes are outstanding. These covenants are subject to important limitations and exceptions that are described in the Indenture.
Outstanding Securities [Table Text Block]	On October 14, 2025, the Company notified the Trustee of the Company’s election to redeem the $108.0 million aggregate principal amount of the 2026 Notes outstanding, and instructed the Trustee to provide notice of such redemption to the holders of the 2026 Notes in accordance with the terms of the indenture governing the 2026 Notes. The Company expects the redemption to be completed on November 13, 2025.
Outstanding Security, Title [Text Block]	2026 Notes
7.50% notes due 2028 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	7.50% notes due 2028
Long Term Debt, Principal	$ 35,000,000
7.75% notes due 2030 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	7.75% notes due 2030
Long Term Debt, Principal	$ 75,000,000
4.875% Notes due 2026 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	4.875% Notes due 2026